Summary of Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Nature Of Operations

AmerisourceBergen Corporation (the “Company”) is a pharmaceutical services company providing drug distribution and related healthcare services and solutions to its pharmacy, physician and manufacturer customers, which are based primarily in the United States, Canada and select global markets.

Discontinued Operations Retrospectively Applied	In March 2013, the Company committed to a plan to divest AmerisourceBergen Canada Corporation (“ABCC”) due to the challenging economic environment for Canadian pharmaceutical product distribution. As a result of the planned sale of ABCC, the Company classified ABCC’s assets and liabilities as held for sale and classified ABCC’s operating results, net of tax, as discontinued operations for all periods presented in its Form 10-Q for the period ended March 31, 2013. The accompanying consolidated balance sheets of the Company as of September 30, 2012 and 2011, and the related consolidated statements of operations, changes in stockholders’ equity, and cash flows for each of the three years in the period ended September 30, 2012 have been retrospectively revised to reflect the classification of ABCC’s assets and liabilities as held for sale and ABCC’s operating results, net of tax, as discontinued operations.
Consolidation Policy Text Block

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries as of the dates and for the fiscal years indicated. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates, Policy [Policy Text Block]

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual amounts could differ from these estimated amounts due to uncertainties inherent in such estimates. Management periodically evaluates estimates used in the preparation of the financial statements for continued reasonableness.

Disposal Group Including Discontinued Operation Description And Timing Of Disposal	As of September 30, 2012, the Company had committed to a plan to divest its contract packaging and clinical trials services business, AndersonBrecon. In March 2013, the Company also committed to a plan to divest a Canadian pharmaceutical distribution business, ABCC. The Company has retrospectively classified AndersonBrecon’s and ABCC’s operating results as discontinued in the consolidated financial statements for all periods presented (see Note 3).
Reclassifications [Text Block]	Certain reclassifications have been made to prior year amounts in order to conform to the current year presentation.
Business Combination Policy [Text Block]

The purchase price of an acquired company, including the fair value of contingent consideration, is allocated between tangible and intangible assets acquired and liabilities assumed from the acquired business based on their estimated fair values, with the residual of the purchase price recorded as goodwill. The results of operations of the acquired businesses are included in the Company's operating results from the dates of acquisition (see Note 2).

Cash And Cash Equivalents Policy Text Block	The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. The carrying value of cash equivalents approximates fair value.
Receivables Policy Text Block

The Company sells its merchandise inventories to a large number of customers in the healthcare industry that include institutional and retail healthcare providers. Institutional healthcare providers include acute care hospitals, health systems, mail order pharmacies, long-term care and other alternate care pharmacies and providers of pharmacy services to such facilities, and physician offices. Retail healthcare providers include national and regional retail drugstore chains, independent community pharmacies and pharmacy departments of supermarkets and mass merchandisers. The financial condition of the Company's customers can be affected by changes in government reimbursement policies as well as by other economic pressures in the healthcare industry.

The Company's trade accounts receivable are exposed to credit risk, but the risk is moderated because the Company's customer base is diverse and geographically widespread primarily within the U.S. and Canada. The Company generally does not require collateral for trade receivables. The Company performs ongoing credit evaluations of its customers' financial condition and maintains an allowance for doubtful accounts. In determining the appropriate allowance for doubtful accounts, the Company considers a combination of factors, such as the aging of trade receivables, industry trends, its customers' financial strength, credit standing, and payment and default history. Changes in these factors, among others, may lead to adjustments in the Company's allowance for doubtful accounts. The calculation of the required allowance requires judgment by Company management as to the impact of those and other factors on the ultimate realization of its trade receivables. Each of the Company's business units performs ongoing credit evaluations of its customers' financial condition and maintains reserves for probable bad debt losses based on historical experience and for specific credit problems when they arise. There were no significant changes to this process during the fiscal years ended September 30, 2012, 2011, and 2010 and bad debt expense was computed in a consistent manner during these periods. The bad debt expense for any period presented is equal to the changes in the period end allowance for doubtful accounts, net of write-offs, recoveries and other adjustments. Schedule II of this Form 10-K sets forth a rollforward of the allowance for doubtful accounts. At September 30, 2012, the largest trade receivable due from a single customer represented approximately 11% of accounts receivable, net. In fiscal 2012, our largest customer was Medco Health Solutions, Inc., which was recently acquired by Express Scripts, Inc. (“Express Scripts”), and it accounted for 17% of our revenue. The Company's next largest customer accounted for 6% of its fiscal 2012 revenue.

The Company maintains cash and cash equivalents with several financial institutions. Deposits held with banks may exceed the amount of insurance provided on such deposits. These deposits may be redeemed upon demand, and are maintained with financial institutions with reputable credit, and, therefore, bear minimal credit risk. The Company seeks to mitigate such risks by monitoring the risk profiles of these counterparties. The Company also seeks to mitigate risk by monitoring the investment strategy of money market accounts that it is invested in, which are classified as cash equivalents.

Derivatives Policy Text Block

The Company records all derivative financial instruments on the balance sheet at fair value and complies with established criteria for designation and effectiveness of hedging relationships.

As of September 30, 2012 and 2011, there were no outstanding derivative financial instruments. The Company's policy prohibits it from entering into derivative financial instruments for speculative or trading purposes.

Equity Method Investments Policy

The Company uses the equity method of accounting for its investments in entities in which it has significant influence; generally, this represents an ownership interest of between 20% and 50%. The Company's investments in marketable equity securities in which the Company does not have significant influence are classified as “available for sale” and are carried at fair value within the Other Assets line item on the consolidated balance sheet, with unrealized gains and losses excluded from earnings and reported in the accumulated other comprehensive loss component of stockholders' equity. Unrealized losses that are determined to be other-than-temporary impairment losses are recorded as a component of earnings in the period in which that determination is made.

Foreign Currency Transactions And Translations Policy Text Block

The functional currency of the Company's foreign operations is the applicable local currency. Assets and liabilities are translated into U.S. dollars using the current exchange rates in effect at the balance sheet date, while revenues and expenses are translated at the weighted average exchange rates for the period. The resulting translation adjustments are recorded as a component of accumulated other comprehensive loss within stockholders' equity.

Goodwill And Intangible Assets Policy Text Block

Goodwill represents the excess purchase price of an acquired entity over the net amounts assigned to assets acquired and liabilities assumed. The Company does not amortize purchased goodwill or intangible assets with indefinite lives; rather, they are tested for impairment on at least an annual basis. Intangible assets with finite lives, primarily customer relationships, software technology and non-compete agreements, are amortized over their estimated useful lives, which range from 3 to 16 years.

The Company's operating segments are comprised of AmerisourceBergen Drug Corporation, AmerisourceBergen Specialty Group, AmerisourceBergen Consulting Services, and World Courier. Each operating segment has an executive who is responsible for managing the segment and reporting directly to the President and Chief Executive Officer of the Company, the Company's Chief Operating Decision Maker (“CODM”). Each operating segment is comprised of a number of operating units (components), for which discrete financial information is available. These components are aggregated into reporting units for purposes of goodwill impairment testing.

In order to test goodwill and intangible assets with indefinite lives, a determination of the fair value of the Company's reporting units and intangible assets with indefinite lives is required and is based, among other things, on estimates of future operating performance of the reporting unit and/or the component of the entity being valued. The Company is required to complete an impairment test for goodwill and intangible assets with indefinite lives and record any resulting impairment losses at least on an annual basis or more often if warranted by events or changes in circumstances indicating that the carrying value may exceed fair value (“impairment indicators”). This impairment test includes the projection and discounting of cash flows, analysis of the Company's market capitalization and estimating the fair values of tangible and intangible assets and liabilities. Estimates of future cash flows and determination of their present values are based upon, among other things, certain assumptions about expected future operating performance and appropriate discount rates determined by management.

The Company completed its required annual impairment tests relating to goodwill and other intangible assets in the fiscal years ended September 30, 2012, 2011, and 2010, and, as a result, recorded $6.5 million and $2.5 million of impairment charges in fiscal 2011 and 2010, respectively. The Company's estimates of cash flows may differ from actual cash flows due to, among other things, economic conditions, changes to the business model, or changes in operating performance. Significant differences between these estimates and actual cash flows could materially affect the Company's future financial results.

Income Tax Policy Text Block

The Company accounts for income taxes using a method that requires recognition of deferred tax assets and liabilities for expected future tax consequences of temporary differences that currently exist between tax bases and financial reporting bases of the Company's assets and liabilities (commonly known as the asset and liability method). In assessing the ability to realize deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by the taxing authorities, including resolutions of any related appeals or litigation processes, based on the technical merits of the position. Tax benefits associated with uncertain tax positions that have met the recognition criteria are measured and recorded based on the highest probable outcome that is more than 50% likely to be realized after full disclosure and resolution of a tax examination.

Commitments And Contingencies Policy Text Block

The Company accrues for estimated loss contingencies related to litigation if it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Assessing contingencies is highly subjective and requires judgments about future events. The Company regularly reviews loss contingencies to determine the adequacy of its accruals and related disclosures. The amount of the actual loss may differ significantly from these estimates.

Cost Of Sales Vendor Allowances Policy

The Company accounts for fees and other incentives received from its suppliers, relating to the purchase or distribution of inventory, as a reduction to cost of goods sold. The Company considers these fees and other incentives to represent product discounts, and as a result, they are capitalized as product costs and relieved through cost of goods sold upon the sale of the related inventory.

Inventory Policy Text Block

Inventories are stated at the lower of cost or market. Cost for approximately 82% of the Company's inventories at September 30, 2012 and 2011 has been determined using the last-in, first-out (LIFO) method. If the Company had used the first-in, first-out (FIFO) method of inventory valuation, which approximates current replacement cost, inventories would have been approximately $256.7 million and $256.0 million higher than the amounts reported at September 30, 2012 and 2011, respectively. The Company recorded a LIFO charge of $0.7 million, $34.7 million, and $30.2 million in fiscal 2012, 2011, and 2010, respectively.

Property Plant And Equipment Policy Text Block

Property and equipment are stated at cost and depreciated using the straight-line method over the estimated useful lives of the assets, which range from 3 to 40 years for buildings and improvements and from 3 to 10 years for machinery, equipment and other. The costs of repairs and maintenance are charged to expense as incurred.

The Company capitalizes project costs relating to computer software developed or obtained for internal use when the activities related to the project reach the application development stage. Costs that are associated with preliminary stage activities, training, maintenance, and all other post-implementation stage activities are expensed as they are incurred. Software development costs are depreciated using the straight-line method over the estimated useful lives, which range from 5 to 10 years.

In connection with the Company's Business Transformation project, which includes a new enterprise resource planning (“ERP”) system, the Company wrote-off capitalized software costs totaling $6.7 million in fiscal 2010.

Revenue Recognition Policy Text Block

The Company recognizes revenue when persuasive evidence of an arrangement exists, product has been delivered or services have been rendered, the price is fixed or determinable and collectability is reasonably assured. Revenue as reflected in the accompanying consolidated statements of operations is net of estimated sales returns and allowances.

The Company's customer sales return policy generally allows customers to return products only if the products can be resold at full value or returned to suppliers for full credit. The Company records an accrual for estimated customer sales returns at the time of sale to the customer. At September 30, 2012 and 2011, the Company's accrual for estimated customer sales returns was $252.5 million and $258.3 million, respectively.

The Company reports the gross dollar amount of bulk deliveries to customer warehouses in revenue and the related costs in cost of goods sold. Bulk delivery transactions are arranged by the Company at the express direction of the customer, and involve either drop shipments from the supplier directly to customers' warehouse sites or cross-dock shipments from the supplier to the Company for immediate shipment to the customers' warehouse sites. The Company is a principal to these transactions because it is the primary obligor and has the ultimate and contractual responsibility for fulfillment and acceptability of the products purchased, and bears full risk of delivery and loss for products, whether the products are drop-shipped or shipped via cross-dock. The Company also bears full credit risk associated with the creditworthiness of any bulk delivery customer. As a result, the Company records bulk deliveries to customer warehouses as gross revenues. Gross profit earned by the Company on bulk deliveries was not material in any year presented.

Share Based Compensation Option And Incentive Plans Policy

The Company accounts for the compensation cost of all share-based payments at fair value and reports the related expense within distribution, selling and administrative expenses to correspond with the same line item as the cash compensation paid to employees. The benefits of tax deductions in excess of recognized compensation expense are reported as a financing cash flow ($25.7 million, $39.7 million, and $21.0 million for the fiscal years ended September 30, 2012, 2011, and 2010 respectively).

Shipping And Handling Cost Policy Text Block

Shipping and handling costs include all costs to warehouse, pick, pack and deliver inventory to customers. These costs, which were $259.1 million, $270.2 million and $277.2 million for the fiscal years ended September 30, 2012, 2011, and 2010, respectively, are included in distribution, selling and administrative expenses.

Supplier Reserves Policy [Text Block]

The Company establishes reserves against amounts due from its suppliers relating to various price and rebate incentives, including deductions or billings taken against payments otherwise due them from the Company. These reserve estimates are established based on the judgment of Company management after carefully considering the status of current outstanding claims, historical experience with the suppliers, the specific incentive programs and any other pertinent information available to the Company. The Company evaluates the amounts due from its suppliers on a continual basis and adjusts the reserve estimates when appropriate based on changes in factual circumstances. The ultimate outcome of any outstanding claim may be different than the Company's estimate.

Recent Accounting Pronouncements String	In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-05, “Comprehensive Income: Presentation of Comprehensive Income.” ASU No. 2011-05 requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate, but consecutive statements. ASU No. 2011-05 is effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2011, and early adoption is permitted. The Company is evaluating its presentation options under ASU No. 2011-05; however, it does not expect adoption of this guidance to impact the Company’s consolidated financial statements other than the change in presentation. The company intends to adopt this ASU in its quarter ending December 31, 2012. In September 2011, the FASB issued ASU No. 2011-08, “Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment.” Under ASU No. 2011-08, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the entity determines that this threshold is not met, then performing the two-step impairment test is unnecessary. ASU No. 2011-08 is effective for fiscal years that begin after December 15, 2011, and early adoption is permitted. The Company intends to adopt this ASU in its fiscal year beginning October 1, 2012. In July 2012, the FASB issued ASU No. 2012-02, “Intangibles – Goodwill and Other (Topic 350): Testing Indefinite – Lived Intangible Assets for Impairment.” ASU No. 2012-02 simplifies how an entity tests indefinite-lived intangible assets (other than goodwill) for impairment by providing entities with an option to perform a qualitative assessment to determine whether further impairment testing is necessary. An entity would continue to calculate the fair value of an indefinite-lived intangible asset if the asset fails the qualitative assessment, while no further analysis would be required if it passes. ASU No. 2012-02 is effective for annual and interim indefinite-lived intangible asset impairment tests performed for fiscal years beginning after September 15, 2012, and early adoption is permitted. The Company intends to adopt this ASU in its fiscal year beginning October 1, 2012.